Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Series X Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017		$ 1		$ 8,053	$ (11,153)			$ (3,099)
Balance, shares at Dec. 31, 2017		7,424,491	2,025,262
Issuance of common stock for cash				3,185				3,185
Issuance of common stock for cash, shares			623,578
Issuance of common stock for services				3,752				3,752
Issuance of common stock for services, shares			407,943
Issuance of common stock for commitment fee				63				63
Issuance of common stock for commitment fee, shares			3,072
Conversion of notes payable into common shares				18				18
Conversion of notes payable into common shares, shares			4,334
Cashless exercise of warrants
Cashless exercise of warrants, shares			5,114
Excess shares issued upon cashless exercise of warrants				94				94
Excess shares issued upon cashless exercise of warrants, shares			10,492
Beneficial conversion feature on note payable				50				50
Beneficial conversion feature on note payable, shares
Exchange of Series A Preferred into common stock		$ (1)	$ 1
Exchange of Series A Preferred into common stock, shares		(5,000,000)	3,633,333
Conversion of Series B Preferred into common stock
Conversion of Series B Preferred into common stock, shares		(1,000,000)	66,667
Conversion of Series C Preferred into common stock			$ 94,966
Conversion of Series C Preferred into common stock, shares		(1,424,491)
Issuance of Series X Preferred for business acquisition				211,500				211,500
Issuance of Series X Preferred for business acquisition, shares		1,000,000
Non-controlling interest of acquired business							29,224	29,224
Issuance of common stock for purchase of asset				658				658
Issuance of common stock for purchase of asset, shares			23,360
Extinguishment gain on related party convertible notes recorded as a capital contribution				197				197
Deemed dividend on Series D preferred stock
Foreign currency translation adjustment
Net loss					(10,610)		(2,482)	(13,092)
Balance at Dec. 31, 2018			$ 1	227,570	(21,763)		26,742	232,550
Balance, shares at Dec. 31, 2018	1,000,000	1,000,000	7,532,777
Issuance of common stock for cash				1,778				1,778
Issuance of common stock for cash, shares			378,098
Preferred stock converted to common stock			$ 1	(1)
Preferred stock converted to common stock, shares	(1,000,000)		15,000,000
Common stock issued for lease settlement				130				130
Common stock issued for lease settlement, shares			18,935
Issuance of subsidiary common stock for cash				65				65
Issuance of subsidiary common stock for cash, shares
Additional shares issued for reverse stock split
Additional shares issued for reverse stock split, shares			1,374
Net loss					(3,466)		599	(2,867)
Balance at Mar. 31, 2019			$ 2	229,542	(25,229)		27,341	231,656
Balance, shares at Mar. 31, 2019			22,931,183
Balance at Dec. 31, 2018			$ 1	227,570	(21,763)		26,742	232,550
Balance, shares at Dec. 31, 2018	1,000,000	1,000,000	7,532,777
Issuance of common stock for cash				2,526				2,526
Issuance of common stock for cash, shares			1,028,497
Issuance of common stock for services				302				302
Issuance of common stock for services, shares			35,009
Conversion of Series B Preferred into common stock
Issuance of common stock for cash - Hong Kong investor				1,063				1,063
Issuance of common stock for cash - Hong Kong investor, shares			93,910
Preferred stock converted to common stock			$ 1	(1)
Preferred stock converted to common stock, shares		(1,000,000)	15,000,000
Common stock issued for lease settlement				130				130
Common stock issued for lease settlement, shares			18,935
Issuance of subsidiary common stock for cash				$ 92				$ 92
Issuance of subsidiary common stock for cash, shares
Additional shares issued for reverse stock split, shares			1,373
Acquisition of Facebank AG and Nexway				$ 19,950			$ 3,582	$ 23,532
Acquisition of Facebank AG and Nexway, shares			2,500,000
Issuance of common stock - subsidiary share exchange			$ 1	3,954			(3,955)
Issuance of common stock - subsidiary share exchange, shares			2,503,333
Issuance of common stock in connection with cancellation of a consulting agreement				13				13
Issuance of common stock in connection with cancellation of a consulting agreement, shares			2,000
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock				(589)				(589)
Deemed dividend on Series D preferred stock				(9)				(9)
Accrued Series D preferred stock dividends				(14)				(14)
Common stock issued in connection with note payable				47				47
Common stock issued in connection with note payable, shares			5,000
Issuance of common stock in connection with Panda Investment				1,918				1,918
Issuance of common stock in connection with Panda Investment, shares			175,000
Issuance of common stock in connection with note conversion				50				50
Issuance of common stock in connection with note conversion, shares			16,666
Foreign currency translation adjustment						(770)		770
Net loss					(34,360)		(3,767)	(38,127)
Balance at Dec. 31, 2019			$ 3	257,002	(56,123)	(770)	22,602	222,714
Balance, shares at Dec. 31, 2019			28,912,500
Issuance of common stock for cash				2,297				2,297
Issuance of common stock for cash, shares			795,593
Issuance of common stock for services			$ 1,600
Issuance of common stock for services, shares			200,000
Issuance of common stock - subsidiary share exchange				1,150			(1,150)
Issuance of common stock - subsidiary share exchange, shares			1,552,070
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock				(171)				(171)
Accrued Series D preferred stock dividends				(9)				(9)
Common stock issued in connection with note payable				67				67
Common stock issued in connection with note payable, shares			7,500
Stock based compensation				10,061				10,061
Stock based compensation, shares			1,040,000
Deconsolidation of Nexway						770	(2,595)	(1,825)
Net loss					(55,470)		(873)	(56,343)
Balance at Mar. 31, 2020			$ 3	$ 270,397	$ (140,134)		$ 17,984	$ 176,791
Balance, shares at Mar. 31, 2020			32,307,663